As filed with the Securities and Exchange Commission on July 27, 1999

                                                                File No. 33-8982
                                                                ICA No. 811-4852

                     U.S. SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form N-1A

           REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933     [X]
                      Pre-Effective Amendment No. _____                [ ]
                       Post-Effective Amendment No. 52                 [X]
                                       and
       REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940 [X]
                                Amendment No. 53
                             The Victory Portfolios

           (Exact name of Registrant as Specified in Trust Instrument)

                                3435 Stelzer Road
                              Columbus, Ohio 43219
                     (Address of Principal Executive Office)

                                 (800) 362-5365
                        (Area Code and Telephone Number)

                                             Copy to:
George Stevens, Esq.                         Carl Frischling, Esq.
BISYS Fund Services                          Kramer Levin Naftalis & Frankel LLP
3435 Stelzer Road                            919 Third Avenue
Columbus, Ohio 43219                         New York, New York 10022
(Name and Address of Agent for Service)

Approximate Date of Proposed Public Offering: As soon as practicable after this registration statement becomes effective.

It is proposed that this filing will become effective:

|_|  Immediately upon filing pursuant to paragraph (b)                 |X|    on July, 28, 1999 pursuant to paragraph (b)
|_|  60 days after filing pursuant to paragraph (a)(1)                 |_|    on (date) pursuant to paragraph (a)(1)
|_|  75 days after filing pursuant to paragraph (a)(2)                 |_|    on (date) pursuant to paragraph (a)(2) of rule 485.


If appropriate, check the following box:

|_| this post-effective amendment designates a new effective date for a previously filed post-effective amendment.

                              CROSS-REFERENCE SHEET

                             THE VICTORY PORTFOLIOS

          (Pursuant to Rule 404 showing location in the prospectuses for Small Opportunity Fund and Established Value Fund, two series of The Victory Portfolios, of the responses to the Items in Part A and location in the Statement of Additional Information for this Fund of the responses to the Items in Part B of Form N-1A).

       Part A
       ------
     Form N-1A,
     Item Number       Prospectus Caption
     -----------       ------------------
        1(a)           Front Cover Page
         (b)           Back Cover Page
        2(a)           Risk/Return Summary - Investment Objective
         (b)           Risk/Return Summary - Principal Investment Strategies
         (c)           Risk/Return Summary - Principal Risks
           3           Risk/Return Summary - Fund Expenses
        4(a)           Risk/Return Summary - Investment Objective
         (b)           Risk/Return Summary - Principal Investment Strategies
         (c)           Risk Factors
        5(a)           Not Applicable
         (b)           Not Applicable
         (c)           Not Applicable
        6(a)           Organization and Management of the Funds
         (b)           Not Applicable
        7(a)           Share Price
         (b)           How to Buy Shares
         (c)           How to Sell Shares
         (d)           Dividends, Distributions and Taxes
         (e)           Important Information about Taxes
         (f)           Not Applicable
        8(a)           Not Applicable
         (b)           Organization and Management of the Funds - Distribution
                       and Service Plan
         (c)           Not Applicable
           9           Financial Highlights

       Part B
       ------
     Form N-1A,
      Item No.          Statement of Additional Information Caption
      --------          -------------------------------------------
       10(a)            Front Cover Page
         (b)            Table of Contents
       11(a)            Additional Information - Description of Shares
         (b)            Not Applicable
       12(a)            Statement of Additional Information
         (b)            Instruments in Which the Funds Can Invest
         (c)            Investment Policies and Limitations
         (d)            Temporary Defensive Measures - Short-Term Obligations
         (e)            Advisory and Other Contracts -- Portfolio Turnover
       13(a)            Trustees and Officers - Board of Trustees
         (b)            Trustees and Officers - Board of Trustees; Officers
         (c)            Trustees and Officers - Board of Trustees
         (d)            Trustees and Officers - Board of Trustees
         (e)            Trustees and Officers - Officers
       14(a)            Additional Information
         (b)            Additional Information
         (c)            Trustees and Officers - Officers
       15(a)            Advisory and Other Contracts - Investment Adviser
         (b)            Advisory and Other Contracts - Distributor
         (c)            Advisory and Other Contracts - Investment Adviser
         (d)            Transfer Agent; Other Servicing Plans; Distribution and
                        Service Plan; Fund Accountant; Legal Counsel
         (e)            Not Applicable
         (f)            Additional Purchase, Exchange, and Redemption
                        Information - Dealer Reallowances
         (g)            Distribution Plan
         (h)            Administrator; Transfer Agent; Custodian; Independent
                        Accountants; Legal Counsel
       16(a)            Portfolio Transactions
         (b)            Portfolio Transactions
         (c)            Portfolio Transactions
         (d)            Portfolio Transactions

         (e)            Not Applicable
       17(a)            Additional Information - Description of Shares
         (b)            Not Applicable
       18(a)            Additional Purchase, Exchange, and Redemption
                        Information; Purchasing Shares
         (b)            Not Applicable
         (c)            Additional Purchase, Exchange, and Redemption
                        Information; Purchasing Shares
         (d)            Additional Purchase, Exchange, and Redemption
                        Information
       19(a)            Taxes
         (b)            Taxes
       20(a)            Distributor
         (b)            Not Applicable
         (c)            Not Applicable
       21(a)            Performance of the Money Market Funds
         (b)            Performance of the Non-Money Market Funds
       22(a)            Independent Accountants
         (b)            Independent Accountants
         (c)            Not Applicable

Part C
------

Information required to be included in Part C is set forth under the appropriate Item, so numbered, in Part C to this Registration Statement.

          1. The prospectus for the Small Company Opportunity Fund dated March 29, 1999, is incorporated by reference to: (1) post-effective amendment No. 49 to The Victory Portfolios' registration statement on Form N-1A filed electronically with the Securities and Exchange Commission on March 26, 1999 (accession number 0000922423-99- 000451); and, (2) a filing submitted pursuant to Rule 497(j) under the Securities Exchange Act of 1933, as amended, filed electronically with the Securities and Exchange Commission on March 30, 1999 (accession number 0000922423-99- 000463).

          2. The statement of additional information for the Small Company Opportunity Fund dated March 1, 1999, as supplemented March 29, 1999 and April 26, 1999, is incorporated by reference to: (1) post-effective amendment No. 47 to The Victory Portfolios' registration statement on Form N-1A filed electronically with the Securities and Exchange Commission on February 26, 1999 (accession number 0000922423-99- 000363), (2) a filing submitted pursuant to Rule 497(e) under the Securities Act of 1933, as amended, filed electronically with the Securities and Exchange Commission on March 29, 1999 (accession number 0000922423-99-000455), and (3) a filing submitted pursuant to Rule 497(e) under the Securities Act of 1933, as amended, filed electronically with the Securities and Exchange Commission on April 23, 1999 (accession number 0000922423-99-000558).

          3. The prospectus for the Established Value Fund dated April 5, 1999, is incorporated by reference to post-effective amendment No. 50 to The Victory Portfolios' registration statement on Form N-1A filed electronically with the Securities and Exchange Commission on April 1, 1999 (accession number 0000922423-99-000490).

          4. The statement of additional information for the Established Value Fund dated April 5, 1999, is incorporated by reference to post-effective amendment No. 50 to The Victory Portfolios' registration statement on Form N-1A filed electronically with the Securities and Exchange Commission on April 1, 1999 (accession number 0000922423-99- 000490).

Dear Shareholder:

The Victory Prospectus for the Small Company Opportunity Fund is being revised. This information is important and is part of your Prospectus.

-------------------------------------------------------------------------------

                             The Victory Portfolios

                         Small Company Opportunity Fund

                         Supplement dated July 28, 1999
                     To the Prospectus dated March 29, 1999

1.  The new date of the Fund's Prospectus is July 28, 1999.

2. The Fund's year-to-date total returns as of June 30, 1999 were (3.58%) for Class A Shares and 2.25% for Class G Shares.

3. On page 3, in the Risk/Return Summary, replace the "Fund Expenses" section with the following information:

    This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

        Shareholder Transaction Expenses
       (paid directly from your investment) *                             Class A         Class G
       Maximum Sales Charge Imposed on Purchase
       (as a percentage of offering price)                                  5.75%           NONE
       -----------------------------------------------------------------------------------------------

       Deferred Sales Charge                                                **              NONE

       -----------------------------------------------------------------------------------------------
       Maximum Sales Charge Imposed On Reinvested Dividends                 NONE            NONE

       -----------------------------------------------------------------------------------------------
       Redemption Fees                                                      NONE            NONE

       -----------------------------------------------------------------------------------------------
       Exchange Fees                                                        NONE            NONE
       Annual Fund Operating Expenses (expenses that are deducted        Class A          Class G
       from Fund assets)
       Management Fees(1)                                                    0.62%          0.62%

       -----------------------------------------------------------------------------------------------
       Distribution (12b-1) Fees                                             0.00%          0.50%
       -----------------------------------------------------------------------------------------------
       Other Expenses                                                        0.53%(2)       0.31%
       -----------------------------------------------------------------------------------------------
       Total Fund Operating Expenses                                         1.15%(3)       1.43%
                                                                            -------         ------
       -----------------------------------------------------------------------------------------------
       Fee Waiver                                                           (0.13%)        (0.13%)
                                                                            -------         ------
       -----------------------------------------------------------------------------------------------
       Net Expenses                                                          1.02%          1.30%(4)
                                                                             -----          -------
                                                                             -----          -------

        * You may be charged additional fees if you buy, exchange, or sell shares through a broker or agent.

       ** None, except for investments of $1 million or more. See "Investing with Victory -- Calculation of Sales Charges -- Class A."


           1 Management fees are based on the average daily net assets of the Fund at an annual rate of 0.65% on the first $100 million, 0.55% on the next $100 million and 0.45% in excess of $200 million.

           2  Includes a shareholder servicing fee of 0.25%.

           3 For the period March 26, 1999 (inception of operations of Class A Shares) through March 31, 1999, the Adviser waived a portion of its fee so that the Fund's net operating expenses equaled 0.98% on an annualized basis for Class A Shares. The Adviser has agreed to waive its management fee to the same extent that the fee is waived for Class G Shares until at least April 1, 2001.

           4 The Adviser has agreed to waive its management fee and/or reimburse expenses, as allowed by law, to the extent necessary to maintain the Fund's Class G net operating expenses at a maximum of 1.30% until at least April 1, 2001.


       EXAMPLE

       The following Example is designed to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods shown and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

                               1 Year           3 Years           5 Years          10 Years
-------------------------------------------------------------------------------------------
       Class A                  $673              $881            $1,106            $1,751
       Class G *                $132              $426             $ 756            $1,690

         * This Example assumes that Total Annual Fund Operating Expenses will equal 1.30% until April 1, 2001 and will equal 1.43% thereafter.

4. On page 19, under "Financial Highlights," replace the text and the table with the following:

       The Financial Highlights table is intended to help you understand the Fund's financial performance for the past five years. Certain information shows the results of an investment in one share of the Fund. The total returns in the table represent the rate than an investor would have earned on an investment in the Fund (assuming reinvestment of all dividends and distributions).

       These financial highlights reflect historical performance about the Gradison Opportunity Value Fund, the predecessor to the Fund. The financial highlights for the four fiscal years and one period ended March 31, 1999 and the year ended April 30, 1994, were audited by Arthur Andersen LLP, whose report, along with the financial statements of the Fund, are included in the Fund's annual report, which is available by calling the Fund at 800-539-FUND or Gradison McDonald at 513-579-5999 or 800-869-5999. The Special Growth Fund assumed the performance and accounting history of Gradison Opportunity Value Fund after the reorganization.

                                    Class A
                                     Shares                                          Class G Shares
                                   -----------      --------------------------------------------------------------------------
                                    March 26,            Year         Year            Year        Year        11 Months      Year
                                     1999 to            Ended        Ended           Ended        Ended        Ended        Ended
                                    March 31,          March 31,    March 31,       March 31,    March 31,    March 31,     April
                                    1999(a)(b)          1999(b)      1998            1997          1996        1995       30, 1994
Net Asset Value, Beginning of        $  20.23        $   27.89       $   22.77     $    22.26     $ 18.10     $  18.35      $17.55
Period
-----------------------------------------------------------------------------------------------------------------------------------
Investment Activities

  Net investment income                  0.00             0.10            0.23           0.20        0.19         0.13        0.08
  Net realized and unrealized
  gains (losses) on                      0.48            (6.06)           8.72           2.51        4.73         0.18        1.59
  investments from investments
-----------------------------------------------------------------------------------------------------------------------------------
  Total from Investment Activities       0.48            (5.96)           8.95           2.71        4.92         0.31        1.67
-----------------------------------------------------------------------------------------------------------------------------------
Distributions

  Net investment income                  0.00            (0.14)          (0.27)         (0.17)      (0.18)       (0.12)      (0.07)
  Net realized gains                     0.00            (1.08)          (3.56)         (2.04)      (0.58)       (0.44)      (0.80)
-----------------------------------------------------------------------------------------------------------------------------------

   Total Distributions                   0.00            (1.22)          (3.83)         (2.21)      (0.76)       (0.56)      (.087)
-----------------------------------------------------------------------------------------------------------------------------------
Net Asset Value,                     $  20.71        $   20.71       $   27.89     $    22.77     $ 22.26     $  18.10      $18.35
End of Period

-----------------------------------------------------------------------------------------------------------------------------------
Total Return
(excludes sales charges)                 2.37%(d)       (22.08)%         42.02%         12.46%      28.00%        1.75%(d)    9.75%
Ratios/Supplemental Data:
Net Assets, End of Period (000)      $ 64,587        $ 125,761       $ 175,684     $  114,451     $ 102,979   $ 84,738      $83,296
Ratio of expenses to average
net assets                               0.98%(e)         1.30%(b)        1.31%          1.36%       1.41%        1.37%(e)    1.38%
Ratio of net investment income
(loss) to average net assets             1.50%(e)         0.41%           0.86%          0.90%       0.95%        0.84%(e)    0.47%
Ratio of expenses to average
net assets                               1.19%(c)(e)      1.30%(c)          --             --          --           --          --
Ratio of net investment income
to average net assets                    1.29%(c)(e)      0.41%(c)          --             --          --           --          --
Portfolio turnover rate                    30%              30%             42%            35%         24%          32%         40%
-----------------------------------------------------------------------------------------------------------------------------------

(a) Period from commencement of operations.

(b) Effective March 26, 1999, the Gradison Opportunity Value Fund merged into the Victory Special Growth Fund. Concurrent with the merger the Fund was renamed Victory Small Company Opportunity Fund. Financial highlights prior to March 26, 1999 represent the Gradison Opportunity Value Fund.

(c) Effective March 26, 1999, the Adviser agreed to waive its management fee or to reimburse expenses, as allowed by law, to the extent necessary to maintain the net operating expenses of the Class G shares its management fee for Class A shares to the same extent the fee is waived for Class G shares until at least April 1, 2001.

(d) Not annualized.

(e) Annualized.

Please insert this Supplement in the front of your Prospectus. If you want to obtain more information, please call the Fund at 800-539-FUND or Gradison McDonald at 513-579-5999 or 800-869-5999.


                                  VF-SGF-SUP1

Dear Shareholder:

The Victory Prospectus for the Established Value Fund is being revised. This information is important and is part of your Prospectus.

------------------------------------------------------------------------------

                             The Victory Portfolios

                             Established Value Fund

                         Supplement dated July 28, 1999
                      To the Prospectus dated April 5, 1999

1.     The new date of the Fund's Prospectus is July 28, 1999.

2. The Fund's year-to-date total return as of June 30, 1999 was 15.39% for Class G Shares.

3. On page 3, in the Risk/Return Summary, replace the "Fund Expenses" section with the following information:

       This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

       Shareholder Transaction Expenses
       (paid directly from your investment) *                                     Class G

       Maximum Sales Charge Imposed on Purchases
       (as a percentage of offering price)                                         NONE

       ----------------------------------------------------------------------------------------
       Deferred Sales Charge                                                       NONE

       ----------------------------------------------------------------------------------------
       Maximum Sales Charge Imposed On Reinvested Dividends                        NONE

       ----------------------------------------------------------------------------------------
       Redemption Fees                                                             NONE

       ----------------------------------------------------------------------------------------
       Exchange Fees                                                               NONE

       Annual Fund Operating Expenses (expenses that are deducted
       from Fund assets)                                                          Class G
       Management Fees(1)                                                          0.51%

       ----------------------------------------------------------------------------------------
       Distribution (12b-1) Fees                                                   0.50%

       ----------------------------------------------------------------------------------------
       Other Expenses                                                              0.25%
                                                                                   -----
       ----------------------------------------------------------------------------------------
       Total Fund Operating Expenses                                               1.26%
                                                                                   -----
       ----------------------------------------------------------------------------------------
       Fee Waiver                                                                 (0.16%)
                                                                                   -----
       ----------------------------------------------------------------------------------------
       Net Expenses(2)                                                             1.10%
                                                                                   -----
                                                                                   -----

       * You may be charged additional fees if you buy, exchange, or sell shares through a broker or agent.

           1 Management fees are based on the average daily net assets of the Fund at an annual rate of 0.65% on the first $100 million, 0.55% on the next $100 million and 0.45% in excess of $200 million.

           2 The Adviser has agreed to waive its management fee or to reimburse expenses, as allowed by law, to the extent necessary to maintain the net operating expenses at a maximum of 1.10% until at least April 1, 2001.

         EXAMPLE

       The following Example is designed to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods shown and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

                               1 Year           3 Years           5 Years          10 Years
       Class G *                $112              $367             $ 660            $1,494

         * This Example assumes that Total Annual Fund Operating Expenses will equal 1.10% until April 1, 2001 and will equal 1.26% thereafter.

4. On page 18, under "Financial Highlights," replace the table with the following columns:

       The Financial Highlights table is intended to help you understand the Fund's financial performance for the past five years. Certain information shows the results of an investment in one share of the Fund. The total returns in the table represent the rate than an investor would have earned on an investment in the Fund (assuming reinvestment of all dividends and distributions).

       These financial highlights reflect historical performance about the Gradison Established Value Fund, the predecessor to the Fund. The financial highlights for the four fiscal years and one period ended March 31, 1999 and the year ended April 30, 1994, were audited by Arthur Andersen LLP, whose report, along with the financial statements of the Fund, are included in the Fund's annual report, which is available by calling the Fund at 800-539-FUND or Gradison McDonald at 513-579-5999 or 800-869-5999.

                                                              Class G Shares
                                 -------------------------------------------------------------------------------------------------
                                                        Year           Year            Year         11 Months
                                   Year Ended          Ended           Ended          Ended           Ended          Year Ended
                                    March 31,        March 31,        March 31,      March 31,        March 31,       April 30,
                                     1999(a)           1998             1997           1996           1995              1994
Net Asset Value, Beginning of     $     33.94     $     28.83     $     27.57     $     23.38     $     22.52        $     21.38
Period
-----------------------------------------------------------------------------------------------------------------------------------
Investment Activities

   Net investment income                 0.29            0.46            0.44            0.44            0.38               0.26
   Net realized and unrealized
   gains (losses) on
   investments from investments         (0.71)           7.70            3.62            5.19            1.52               2.10
-----------------------------------------------------------------------------------------------------------------------------------
   Total from Investment
   Activities                           (0.42)           8.16            4.06            5.63            1.90               2.36
-----------------------------------------------------------------------------------------------------------------------------------
Distributions

   Net investment income                (0.30)          (0.48)          (0.45)          (0.43)          (0.37)             (0.22)
   Net realized gains                   (1.88)          (2.57)          (2.35)          (1.01)          (0.66)             (1.00)
-----------------------------------------------------------------------------------------------------------------------------------
   Total Distributions                  (2.18)          (3.05)          (2.80)          (1.44)          (1.03)             (1.22)
-----------------------------------------------------------------------------------------------------------------------------------
Net Asset Value, End of Period    $     31.34     $     33.94     $     28.83     $     27.57     $     23.39        $     22.52
-----------------------------------------------------------------------------------------------------------------------------------
Total Return
   (excludes sales charges)             (1.01)%         29.67%          15.14%          24.84%           8.85%(c)          11.30%

Ratios/Supplemental Data:

Net Assets, End of Period (000)   $   478,984     $   567,255     $   429,726     $   366,417     $   277,370        $   253,292
Ratio of expenses to average
net assets                               1.09%           1.10%           1.12%           1.15%           1.20%(b)           1.22%
Ratio of net investment income
(loss) to average net assets             0.92%           1.44%           1.57%           1.70%           1.87%(b)           1.15%
Portfolio turnover rate                    37%             20%             31%             18%             24%                38%
-----------------------------------------------------------------------------------------------------------------------------------

(a) Effective 4/1/99 the Gradison Established Value Fund became the Victory Established Value Fund. Financial highlights prior to 4/1/99 represent the Gradison Established Value Fund.

(b)  Annualized.

(c)  Not annualized.

Please insert this Supplement in the front of your Prospectus. If you want to obtain more information, please call the Fund at 800-539-FUND or Gradison McDonald at 513-579-5999 or 800-869-5999.

                                  VF_EVF_SUPP1

                                     PART B

                             THE VICTORY PORTFOLIOS

Balanced Fund                          International Growth Fund                    Ohio Municipal Money Market Fund
Convertible Securities Fund            Investment Quality Bond Fund                 Ohio Regional Stock Fund
Diversified Stock Fund                 Lakefront Fund                               Prime Obligations Fund
Federal Money Market Fund              LifeChoice Conservative Investor Fund        Real Estate Investment Fund
Financial Reserves Fund                LifeChoice Moderate Investor Fund            Small Company Opportunity Fund
Fund for Income                        LifeChoice Growth Investor Fund              Special Value Fund
Government Mortgage Fund               Limited Term Income Fund                     Stock Index Fund
Growth Fund                            National Municipal Bond Fund                 Tax-Free Money Market Fund
Institutional Money Market Fund        New York Tax-Free Fund                       U.S. Government Obligations Fund
Intermediate Income Fund               Ohio Municipal Bond Fund                     Value Fund

                         Supplement dated July 28, 1999
                   To the Statement of Additional Information
                               dated March 1, 1999
                As supplemented March 29, 1999 and April 26, 1999

         The following information relates to the Gradison Opportunity Value Fund, the predecessor to the Victory Small Company Opportunity Fund.

          1. Dividend Yield and Distribution Return. The following replaces the information on page 76 as it relates to the Small Company Opportunity Fund:

                                                                                  Distribution
                                              Dividend Yield    Dividend Yield    Return at         Distribution
                                              at Maximum        at Net Asset      Maximum           Return at Net
                                              Offering Price    Value             Offering Price    Asset Value
--------------------------------------------------------------------------------------------------------------------
Small Company Opportunity Fund:                    0.64%            0.68%            5.55%             5.89%
Class A (as of March 31, 1999)
--------------------------------------------------------------------------------------------------------------------
Small Company Opportunity Fund:                     N/A             0.68%             N/A              5.89%
Class G (as of March 31, 1999)
--------------------------------------------------------------------------------------------------------------------

         2. Average Annual Total Return and Cumulative Total Return. The following replaces the information on page 79 as it relates to the Small Company Opportunity Fund:

                                       Average
                                       Annual Total    Cumulative
                                       Return for      Total Return      One-Year
                                       the Life of     for the Life of   Average Annual   Five-Year Average   Ten-Year Average
                                       the Fund at     the Fund at       Total Return     Annual Total        Annual Total
                       Maximum         Maximum         Maximum           at Maximum       Return at Maximum   Return at Maximum
                       Sales Charge    Offering Price  Offering Price    Offering Price   Offering Price      Offering Price
---------------------------------------------------------------------------------------------------------------------------------
Small Company           5.75%          9.47%           310.83%           (26.56)%         9.34%               10.25%
Opportunity Fund:
Class A
---------------------------------------------------------------------------------------------------------------------------------
Small Company           N/A            9.88%           335.89%           (22.08)%         10.64%              10.90%
Opportunity Fund:
Class G

         3. Average Annual Total Return at Net Asset Value. The following replaces the information on page 80 as it relates to the Small Company Opportunity Fund:

                                           Average Annual Total Return at Net       Cumulative Total Return at Net Asset
                                           Asset Value                              Value
----------------------------------------------------------------------------------------------------------------------------
Small Company Opportunity Fund:  Class A                    9.88%                                   335.89%

         4. Investment Advisory Fees. The following replaces the information on page 105 as it relates to the Small Company Opportunity Fund:

                                                                   1999                    1998                    1997
----------------------------------------------------------------------------------------------------------------------------
         Small Company Opportunity Fund (years                    $935,246 *              $881,658 *              $699,336 *
         ended March 31)

    * The fees were subject to waivers of $1,689 for the fiscal year ended March 31, 1999.

          5. Brokerage Commissions. The following replaces the information on page 108 as it relates to the Small Company Opportunity Fund:

                                                                     1999                    1998                    1997
----------------------------------------------------------------------------------------------------------------------------
         Small Company Opportunity Fund (years                     $311,946                $136,378               $92,853
         ended March 31)

         6. Portfolio Turnover Rate. The following replaces the information on page 109 as it relates to the Small Company Opportunity Fund:

                                                              1999                    1998
----------------------------------------------------------------------------------------------------
         Small Company Opportunity Fund (years                30%                     42%
         ended March 31)

         7. Miscellaneous Service Fees. The Small Company Opportunity Fund paid transfer agency and accounting fees to an affiliate as follows:

                                                              1999                    1998                    1997
----------------------------------------------------------------------------------------------------------------------------
         Small Company Opportunity Fund (years              $195,530                $170,769                $154,756
         ended March 31)


         8. Rule 12b-1 Payments. On page 115, add the following information to reflect the payment of 12b-1 fees paid to the distributor of the Predecessor Fund.

                                                              1999                    1998                    1997
----------------------------------------------------------------------------------------------------------------------------
         Small Company Opportunity Fund (years              $759,344                $710,599                $544,851
         ended March 31)

          9. Financial Statements. The audited financial statements of the Small Company Opportunity Fund for the fiscal year ended March 31, 1999 are incorporated by reference herein. These financial statements have been audited by Arthur Andersen LLP as set forth in their report incorporated by reference herein, and are included in reliance upon such report and on the authority of such firm as experts in auditing and accounting. Arthur Andersen LLP's address is 425 Walnut Street, Cincinnati, Ohio 45202.

         10. Additional Information (5% Shareholders). On page 121, add the following information to reflect the names and addresses of the holders of 5% or more of the outstanding shares of each class of the Small Company Opportunity Fund's equity securities as of July 23, 1999.

                                                                             Percent Owned        Percent Owned
       Victory Fund                   Name and Address of Owner                of Record           Beneficially
--------------------------------------------------------------------------------------------------------------------
Small Company Opportunity    SNBOC and Company                                   94.37%                 -
Fund Class A                 P.O. Box 93971
                             4900 Tiedeman Rd.
                             Cleveland, OH  44144-2338
--------------------------------------------------------------------------------------------------------------------
Small Company Opportunity    McDonald & Co. Securities                           99.50%                 -
Fund Class G                 The Exclusive Benefit of Customers
                             ATN:  Jeff Garter
                             C/O Gradison Division
                             580 Walnut St.
                             Cincinnati, OH  45202-3110


If you would like more information about the Victory Funds call 800-539-FUND or Gradison McDonald at 800-869-5999 or 513-579-5999.

                                   VF-SAI-SUP3

                             THE VICTORY PORTFOLIOS

                        Gradison Government Reserves Fund

                             Established Value Fund

                         Supplement dated July 28, 1999
                   To the Statement of Additional Information

                               dated April 5, 1999

         The following information relates to the Gradison Established Value Fund, the predecessor to the Victory Established Value Fund.

        1. Dividend Yield and Distribution Return. The following replaces the second full paragraph on page 16 under the heading "Dividend Yield and Distribution Returns:"

         "For Class G shares, the maximum offering price is the net asset value per share. For the 12 months ended March 31, 1999, the dividend yield of the Gradison Established Value Fund is 0.96% and the distribution rate is 6.96%."

         2. Average Annual Total Return. The following replaces the first full paragraph on page 17 under the caption "Total Returns:"

         "The Average Annual Total Returns for the Gradison Established Value Fund for the one, five and ten year periods ended March 31, 1999 and since the Fund's inception are (1.01)%, 14.78%, 12.65% and 14.15%. The Cumulative Total Return for the Gradison Established Value Fund since inception to March 31, 1999 is 691.29%."

         3. Investment Advisory Fees. The following replaces the first paragraph on page 29 under the caption "Investment Adviser" as it relates to Gradison Established Value Fund:

----------------------------------------------------------------------------------------------------------------------------
                                                              1999                    1998                    1997
----------------------------------------------------------------------------------------------------------------------------
         Gradison Established Value Fund (years            $2,631,041              $2,580,124              $2,093,562
         ended March 31)
----------------------------------------------------------------------------------------------------------------------------

         4. Brokerage Commissions. Insert the following before the first full paragraph on page 31, under the caption, "Portfolio Transactions - Established Value Fund:"

         "For the years ended March 31, 1999, 1998 and 1997, the Gradison Established Value Fund paid brokerage commissions of $512,565, $200,205 and $261,702."

         5. Portfolio Turnover Rate. The following replaces the last sentence of the paragraph under the caption "Portfolio Turnover" on page 31:

         "For the year ended March 31, 1999, the portfolio turnover rate for the Gradison Established Value Fund was 37%."

     6. Miscellaneous Service Fees. The Gradison Established Value Fund paid transfer agency and accounting fees to an affiliate as follows:

----------------------------------------------------------------------------------------------------------------------------
                                                              1999                    1998                    1997
----------------------------------------------------------------------------------------------------------------------------
         Gradison Established Value Fund (years             $418,827                $384,111                $333,673
         ended March 31)
----------------------------------------------------------------------------------------------------------------------------

         7. Rule 12b-1 Payments. The following replaces the information after the third full paragraph on page 34 under the caption "Class G Shares Distribution and Service Plan" as it relates to fees paid under the Rule 12b-1 Distribution Plan of the Gradison Established Value Fund:

----------------------------------------------------------------------------------------------------------------------------
                                                              1999                    1998                    1997
----------------------------------------------------------------------------------------------------------------------------
         Gradison Established Value Fund (years            $2,510,722              $2,454,412              $1,928,903
         ended March 31) (1/2 for distribution
         services and 1/2 for shareholder services)
----------------------------------------------------------------------------------------------------------------------------

         8. Distributor. Prior to April 1, 1999, Gradison McDonald was the Distributor of the Funds.


         9. Additional Information (5% Shareholders). As of July 23, 1999, McDonald & Co. Securities for the Exclusive Benefit of Customers, Attn. Jeff Carter, c/o Gradison Division, 580 Walnut Street, Cincinnati, Ohio owns of record 99.10% of the Shares of the Established Value Fund, and may be deemed to be a "control" person.

         10. Financial Statements. The audited financial statements of the Established Value Fund for the fiscal year ended March 31, 1999 are incorporated by reference herein. These financial statements have been audited by Arthur Andersen LLP as set forth in their report incorporated by reference herein, and are included in reliance upon such report and on the authority of such firm as experts in auditing and accounting. Arthur Andersen LLP's address is 425 Walnut Street, Cincinnati, Ohio 45202.

If you would like more information about the Victory Funds call 800-539-FUND or Gradison McDonald at 800-869-5999 or 513-579-5999.

                                   VF_SAI_SUP1

                             Registration Statement
                                       of
                             THE VICTORY PORTFOLIOS
                             ----------------------
                                       on
                                    Form N-1A

PART C.    OTHER INFORMATION

Item 23.

              Exhibits:
              ---------

(a)(1)        Certificate of Trust (1)

(a)(2)        Delaware Trust Instrument dated December 6, 1995, as amended. (2)

(b)           Bylaws, Amended and Restated as of August 28, 1998.(3)

(c) The rights of holders of the securities being registered are set out in Articles II, VII, IX and X of the Trust Instrument referenced in Exhibit (a)(2) above and in Article IV of the Bylaws referenced in Exhibit (b) above.

(d)(1) Investment Advisory Agreement dated as of March 1, 1997 between Registrant and Key Asset Management Inc. ("KAM"), with Schedule A amended as of March 1, 1997, March 2, 1998 and May 29, 1998. (4)

(d)(2)        Investment   Advisory   Agreement  dated  March  1,  1997  between
              Registrant and KAM regarding the Lakefront Fund and Real Estate Investment Fund. (5)

(d)(3) Schedule A to the Investment Advisory Agreement between Registrant and KAM regarding the Lakefront Fund and Real Estate
              Investment Fund, as amended December 11, 1998, to include the Gradison Government Reserves Fund and Established Value Fund. (6)

(d)(4) Investment Sub-Advisory Agreement dated March 1, 1997 between KAM and Lakefront Capital Investors, Inc. regarding the Lakefront Fund. (5)

--------------------------------

              1 Filed as an Exhibit to Post-Effective Amendment No. 26 to Registrant's Registration Statement on Form N-1A filed electronically on December 28, 1995, accession number 0000950152-95-003085.


              2 Filed as an Exhibit to Post-Effective Amendment No. 36 to Registrant's Registration Statement on Form N-1A filed electronically on February 26, 1998, accession number 0000922423-98-000264.


              3 Filed as an Exhibit to Post-Effective Amendment No. 44 to Registrant's Registration Statement on Form N-1A filed electronically on November 19, 1998, accession number 0000922423-98-001323.

              4 Filed as an Exhibit to Post-Effective Amendment No. 42 to Registrant's Registration Statement on Form N-1A filed electronically on July 29, 1998, accession number 0000922423-98-000725.


              5 Filed as an Exhibit to Post-Effective Amendment No. 34 to Registrant's Registration Statement on Form N-1A filed electronically on December 12, 1997, accession number 0000922423-97-001015.

              6    Filed as an Exhibit  to  Post-Effective  Amendment  No. 51 to
                   Registrant's   Registration  Statement  on  Form  N-1A  filed
                   electronically   on  July 17, 1999, accession  number
                   0000922423-97-000795.

(d)(5)        Investment   Advisory   Agreement   dated  June  1,  1998  between
              Registrant and KAM regarding the International Growth Fund. (4)

(d)(6)        Portfolio   Management   Agreement  dated  June  1,  1998  between
              Registrant, KAM and Indocam International Investment Services, S.A. regarding the International Growth Fund. (7)

(e)(1) Distribution Agreement dated June 1, 1996 between Registrant and BISYS Fund Services Limited Partnership ("BISYS"). (4)

(e)(2)        Schedule I to the Distribution  Agreement, as revised Decembet 11,
              1998. (6)

(f)           None.

(g)(1)(a) Amended and Restated Mutual Fund Custody Agreement dated August 1, 1996 between Registrant and Key Trust of Ohio, Inc., with Attachment B revised as of March 2, 1998. (4)

(g)(1)(b) Schedule A to the Mutual Fund Custody Agreement, as revised December 11, 1998. (6)

(g)(2) Custody Agreement dated May 31, 1996 between Morgan Stanley Trust Company and Key Trust Company of Ohio. (8)

(h)(1)        Form of Broker-Dealer Agreement. (9)

(h)(2)(a) Administration Agreement dated October 1, 1997 between Registrant and BISYS, with Schedule II-B amended as of March 2, 1998. (4)

(h)(2)(b) Schedule I to the Administration Agreement, as revised December 11, 1998. (6)

(h)(3)(a) Sub-Administration Agreement dated October 1, 1997 between BISYS and KAM. (4)

(h)(3)(b)     Schedule  A  to  the  Sub-Administration   Agreement,  as  revised
              December 11, 1998. (6)

(h)(4)(a) Transfer Agency and Service Agreement dated July 12, 1996 between Registrant and State Street Bank and Trust Company. (4)

(h)(4)(b) Schedule A to the Transfer Agency Agreement, as revised December 11, 1998. (6)

(h)(5) Fund Accounting Agreement dated June 1, 1999 between Registrant and BISYS Fund Services Ohio, Inc. (6)

(h)(6)        Purchase Agreement is incorporated  herein by reference to Exhibit
              13(c)  to   Post-Effective   Amendment   No.  7  to   Registrant's
              Registration Statement on Form N-1A filed on December 1, 1989.

(i)           Consent of Kramer Levin Naftalis & Frankel LLP.

-----------------------

              7 Filed as an Exhibit to Post-Effective Amendment No. 40 to Registrant's Registration Statement on Form N-1A filed electronically on June 12, 1998, accession number 0000922423-98-000602.


              8 Filed as an Exhibit to Post-Effective Amendment No. 30 to Registrant's Registration Statement on Form N-1A filed electronically on July 30, 1996, accession number 0000922423-96-000344.


              9 Filed as an Exhibit to Post-Effective Amendment No. 27 to Registrant's Registration Statement on Form N-1A filed electronically on January 31, 1996, accession number 0000922423-96-000047.

(j)           Consent of Arthur Andersen LLP.

(k)           Not applicable.

(l)(1) Purchase Agreement dated November 12, 1986 between Registrant and Physicians Insurance Company of Ohio is incorporated herein by reference to Exhibit 13 to Pre-Effective Amendment No. 1 to Registrant's Registration Statement on Form N-1A filed on November 13, 1986.

(l)(2) Purchase Agreement dated October 15, 1989 is incorporated herein by reference to Exhibit 13(b) to Post-Effective Amendment No. 7 to Registrant's Registration Statement on Form N-1A filed on December 1, 1989.

(m)(1)(a)     Distribution  and Service  Plan dated June 5, 1995. (4)

(m)(1)(b) Schedule I to the Distribution and Service Plan as revised May 11, 1999. (6)

(m)(2) Distribution Plan dated June 5, 1995 for Class B Shares of Registrant with Schedule I amended as of February 1, 1996. (7)

(m)(3) Distribution and Service Plan dated December 11, 1998 for Class G Shares of Registrant. (10)

(m)(4)(a)     Shareholder  Servicing  Plan  dated  June 5, 1995. (4)

(m)(4)(b) Schedule I to the Shareholder Servicing Plan, as revised May 11, 1999. (6)

(m)(5)        Form of Shareholder Servicing Agreement. (1)

(n)           Financial Data Schedules.

(o)           Amended and  Restated  Rule 18f-3  Multi-Class  Plan as of May 11,
              1999. (6)

              Powers of Attorney of Roger Noall and Frank A. Weil. (11)

              Powers of Attorney of Leigh A. Wilson, Harry Gazelle, Thomas F. Morrissey, H. Patrick Swygert and Eugene J. McDonald. (2)

Item 24. Persons Controlled by or Under Common Control with Registrant.
         -------------------------------------------------------------

                  None.

Item 25. Indemnification
         ---------------

Article X, Section 10.02 of Registrant's Delaware Trust Instrument, as amended, incorporated herein as Exhibit (a)(2) hereto, provides for the indemnification of Registrant's Trustees and officers, as follows:

----------------------------

              10 Filed as an Exhibit to Post-Effective Amendment No. 45 to Registrant's Registration Statement on Form N-1A filed electronically on January 26, 1999, accession number 0000922423-99-000059.

              11 Filed as an Exhibit to Pre-Effective Amendment No. 2 to Registrant's Registration Statement on Form N-14 filed electronically on February 3, 1998, accession number 0000922423-98-000095.

Section 10.02  Indemnification.

(a) Subject  to the  exceptions  and  limitations  contained  in  Subsection
    10.02(b):

            (i) every person who is, or has been, a Trustee or officer of the Trust (hereinafter referred to as a "Covered Person") shall be indemnified by the Trust to the fullest extent permitted by law against liability and against all expenses reasonably incurred or paid by him in connection with any claim, action, suit or proceeding in which he becomes involved as a party or otherwise by virtue of his being or having been a Trustee or officer and against amounts paid or incurred by him in the settlement thereof;

            (ii) the words "claim," "action," "suit," or "proceeding" shall apply to all claims, actions, suits or proceedings (civil, criminal or other, including appeals), actual or threatened while in office or thereafter, and the words "liability" and "expenses" shall include, without limitation, attorneys' fees, costs, judgments, amounts paid in settlement, fines, penalties and other liabilities.

(b) No indemnification shall be provided hereunder to a Covered Person:

            (i) who shall have been adjudicated by a court or body before which the proceeding was brought (A) to be liable to the Trust or its Shareholders by reason of willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of his office or (B) not to have acted in good faith in the reasonable belief that his action was in the best interest of the Trust; or

            (ii)  in  the  event  of a  settlement,  unless  there  has  been  a determination that such Trustee or officer did not engage in willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of his office, (A) by the court or other body approving the settlement; (B) by at least a majority of those Trustees who are neither Interested Persons of the Trust nor are parties to the matter based upon a review of readily available facts (as opposed to a full trial-type inquiry); or
(C) by written opinion of independent legal counsel based upon a review of readily available facts (as opposed to a full trial-type inquiry).

(c) The rights of indemnification herein provided may be insured against by policies maintained by the Trust, shall be severable, shall not be exclusive of or affect any other rights to which any Covered Person may now or hereafter be entitled, shall continue as to a person who has ceased to be a Covered Person and shall inure to the benefit of the heirs, executors and administrators of such a person. Nothing contained herein shall affect any rights to indemnification to which Trust personnel, other than Covered Persons, and other persons may be entitled by contract or otherwise under law.

(d) Expenses in connection with the preparation and presentation of a defense to any claim, action, suit or proceeding of the character described in Subsection
(a) of this Section 10.02 may be paid by the Trust or Series from time to time prior to final disposition thereof upon receipt of an undertaking by or on behalf of such Covered Person that such amount will be paid over by him to the Trust or Series if it is ultimately determined that he is not entitled to indemnification under this Section 10.02; provided, however, that either (i) such Covered Person shall have provided appropriate security for such undertaking, (ii) the Trust is insured against losses arising out of any such advance payments or (iii) either a majority of the Trustees who are neither Interested Persons of the Trust nor parties to the matter, or independent legal counsel in a written opinion, shall have determined, based upon a review of readily available facts (as opposed to a trial-type inquiry or full investigation), that there is reason to believe that such Covered Person will be found entitled to indemnification under this Section 10.02."

Indemnification of the Fund's principal underwriter, custodian, fund accountant, and transfer agent is provided for, respectively, in Section V of the Distribution Agreement incorporated by reference as Exhibit 6(a) hereto, Section 28 of the Custody Agreement incorporated by reference as Exhibit 8(a) hereto,
Section 5 of the Fund Accounting Agreement incorporated by reference as Exhibit 9(d) hereto, and Section 7 of the Transfer Agency Agreement incorporated by reference as Exhibit 9(c) hereto. Registrant has obtained from a major insurance carrier a trustees' and officers' liability policy covering certain types of errors and omissions. In no event will Registrant indemnify any of its trustees, officers, employees or agents against any liability to which such person would otherwise be subject by reason of his willful misfeasance, bad faith, or gross negligence in the performance of his duties, or by reason of his reckless disregard of the duties involved in the conduct of his office or under his agreement with Registrant. Registrant will comply with Rule 484 under the Securities Act of 1933 and Release 11330 under the Investment Company Act of 1940 in connection with any indemnification.

Insofar as indemnification for liability arising under the Securities Act of 1933 may be permitted to trustees, officers, and controlling persons or Registrant pursuant to the foregoing provisions, or otherwise, Registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Investment Company Act of 1940, as amended, and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by Registrant of expenses incurred or paid by a trustee, officer, or controlling person of Registrant in the successful defense of any action, suit, or proceeding) is asserted by such trustee, officer, or controlling person in connection with the securities being registered, Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question of whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

Item 26. Business and Other Connections of the Investment Adviser
         --------------------------------------------------------

KAM is the investment adviser to each Fund of The Victory Portfolios. KAM is a wholly-owned indirect subsidiary of KeyCorp, a bank holding company which had total assets of approximately $80 billion as of March 31, 1999. KeyCorp is a leading financial institution doing business in 13 states from Maine to Alaska, providing a full array of trust, commercial, and retail banking services. Its non-bank subsidiaries include investment advisory, securities brokerage, insurance, bank credit card processing, mortgage and leasing companies. KAM and its affiliates have over $76 billion in assets under management, and provides a full range of investment management services to personal and corporate clients.

Lakefront Capital Investors, Inc. ("Lakefront"), sub-adviser of the Lakefront Fund, 127 Public Square, Cleveland, Ohio 44114, was incorporated in 1991.

Indocam International Investment Services, S.A. ("IIIS") serves as the sub-adviser to the International Growth Fund. IIIS and its advisory affiliates ("Indocam") are the global asset management component of the Credit Agricole banking and financial services group. IIIS is a registered investment adviser with the SEC and also serves as the investment adviser to the France Growth Fund and as subadviser for the BNY Hamilton International Equity Fund and the John Hancock European Equity Fund. Indocam has affiliates which are engaged in the brokerage business. The principal office of IIIS is 90 Blvd. Pasteur, 75730 Paris, CEDEX, 15 -- France.

To the knowledge of Registrant, none of the directors or officers of KAM, Lakefront, or IIIS, except those set forth below, is or has been at any time during the past two calendar years engaged in any other business, profession, vocation or employment of a substantial nature, except that certain directors and officers of KAM also hold positions with KeyCorp or its subsidiaries.

The principal executive officers and directors of KAM are as follows:
---------------------------------------------------------------------


Directors:
----------

William G. Spears            o    Senior Managing Director and Chairman

Richard J. Buoncore          o    Senior Managing Director,  President and Chief
                                  Executive Officer.

Bradley E. Turner            o    Senior  Managing  Director and Chief Operating
                                  Officer

Anthony Aveni                o    Senior Managing  Director and Chief Investment
                                  Officer of Society Asset Management Division.

Vincent DeP. Farrell         o    Senior Managing  Director and Chief Investment
                                  Officer of Spears,  Benzak,  Salomon & Farrell
                                  Division.

Richard E. Salomon           o    Senior Managing Director.

Gary R. Martzolf             o    Senior Managing Director.

Other Officers:

Charles G. Crane             o    Senior  Managing  Director  and  Chief  Market
                                  Strategist.

James D. Kacic               o    Chief Financial Officer,  Chief Administrative
                                  Officer, and Senior Managing Director. William

R. Allen                     o    Managing Director.

Michael Foisel               o    Assistant Treasurer.

Michael Stearns              o    Chief Compliance Officer.

William J. Blake             o    Secretary.

Steven N. Bulloch            o    Assistant   Secretary.   Also,   Senior   Vice
                                  President   and  Senior   Counsel  of  KeyCorp
                                  Management Company.

Kathleen A. Dennis           o    Senior Managing Director.

The business address of each of the foregoing individuals is 127 Public Square, Cleveland, Ohio 44114.

The principal executive officer and director of Lakefront is:
-------------------------------------------------------------

Nathaniel E. Carter          o    President and Chief Investment Officer.

The business address of the foregoing individual is 127 Public Square, Cleveland, Ohio 44114.

The principal executive officers and directors of IIIS are as follows:
----------------------------------------------------------------------


Jean-Claude Kaltenbach                   o        Chairman and CEO.
Ian Gerald McEvatt                       o        Director.           Claude Doumic              o        Director.
Didier Guyot de la Pommeraye             o        Director.           Charles Vergnot            o        Director.
Eric Jostrom                             o        Director.           Gerard Sutterlin           o        Secretary General.


The business address of each of the foregoing individuals is 90 Blvd. Pasteur, 75730 Paris, CEDEX 15 -- France.

Item 27.          Principal Underwriter
                  ---------------------

(a)  BISYS  Fund  Services,   Registrant's  administrator,   also  acts  as  the
     distributor for the following investment companies as of June 17, 1999.


Alpine Equity Trust                                          MMA Praxis Mutual Funds
American Performance Funds                                   M.S.D. & T. Funds
AmSouth Mutual Funds                                         Pacific Capital Funds
The BB&T Mutual Funds Group                                  The Parkstone Advantage Fund
The Coventry Group                                           Pegasus Funds
ESC Strategic Funds, Inc.                                    Puget Sound Alternative Investment Series Trust
The Eureka Funds                                             Republic Advisor Funds Trust
Fifth Third Funds                                            Republic Funds Trust
Hirtle Callaghan Trust                                       The Riverfront Funds, Inc.
HSBC Funds Trust                                             Sefton Funds
HSBC Mutual Funds Trust                                      SSgA Liquidity Fund
The Infinity Mutual Funds, Inc.                              The Sessions Group
INTRUST Funds Trust                                          Summit Investment Trust
The Kent Funds                                               The Victory Variable Insurance Funds
Magna Funds                                                  Vintage Mutual Funds, Inc.
Mercantile Mutual Funds, Inc.
Meyers Investment Trust


(b)  Directors,  officers and partners of BISYS Fund Services, Inc., the General
     Partner of BISYS Fund Services, as of June 15, 1998 were as follows:

Lynn J. Mangum           o    Chairman and CEO.              William Tomko          o    Senior Vice
                                                                                         President.
Dennis Sheehan           o    Director, Executive Vice       Michael D. Burns       o    Vice President.
                              President and Treasurer.
J. David Huber           o    President.                     David Blackmore        o    Vice President.
Kevin J. Dell            o    Vice President and Secretary.  Steve Ludwig           o    Compliance Officer.
Mark Rybarczyk           o    Senior Vice President.         Robert Tuch            o    Assistant Secretary.


The business address of each of the foregoing individuals is BISYS Fund Services, Inc., 3435 Stelzer Road, Columbus, Ohio 43215.

Item 28. Location of Accounts and Records
         --------------------------------

(1)    Key Asset Management Inc., 127 Public Square,  Cleveland, Ohio 44114-1306
       (records   relating  to  its   functions   as   investment   adviser  and
       sub-administrator).

(2) Lakefront Capital Investors, Inc., 127 Public Square, Cleveland, Ohio 44114 (records relating to its function as investment sub-adviser for the Lakefront Fund only).

(3) Indocam International Investment Services, S.A., 9, rue Louis Murat, Paris, France 75008 (records relating to its function as investment sub-adviser for the International Growth Fund only).

(4)    KeyBank  National  Association,   127  Public  Square,   Cleveland,  Ohio
       44114-1306 (records relating to its function as shareholder servicing agent).

(5) BISYS Fund Services Ohio, Inc., 3435 Stelzer Road, Columbus, Ohio 43219 (records relating to its functions as administrator and fund accountant).

(6) BISYS Fund Services Limited Partnership, 3435 Stelzer Road, Columbus, Ohio 43219 (records relating to its function as distributor).

(7) State Street Bank and Trust Company, 225 Franklin Street, Boston, Massachusetts 02110-3875 (records relating to its function as transfer agent).

(8)    Boston  Financial  Data  Services,   Inc.  Two  Heritage  Drive,  Quincy,
       Massachusetts 02171 (records relating to its functions as dividend disbursing agent and shareholder servicing agent).

(9) Key Trust Company of Ohio, N.A., 127 Public Square, Cleveland, Ohio 44114-1306 (records relating to its functions as custodian and securities lending agent).

(10) Chase Manhattan Bank, 55 Water Street, Room 728, New York, New York 10041 (records relating to its function as sub-custodian of the Balanced Fund, Convertible Securities Fund, International Growth Fund, Lakefront Fund, and Real Estate Investment Fund).

Item 29. Management Services
         -------------------

                  None.

Item 30. Undertakings
         ------------

                  None.

NOTICE

A copy of the Certificate of Trust of Registrant is on file with the Secretary of State of Delaware and notice is hereby given that this Post-Effective Amendment to Registrant's Registration Statement has been executed on behalf of Registrant by officers of, and Trustees of, Registrant as officers and as Trustees, respectively, and not individually, and that the obligations of or arising out of this instrument are not binding upon any of the Trustees, officers or shareholders of Registrant individually but are binding only upon the assets and property of Registrant.

                                   SIGNATURES

                  Pursuant to the requirements of the Securities Act and the Investment Company Act, Registrant has duly caused this registration statement to be signed on its behalf by the undersigned, duly authorized, in the City of New York, and the State of New York on this 27th day of July, 1999.

                             THE VICTORY PORTFOLIOS

                             By: /s/ Leigh A. Wilson
                                 -------------------
                                 Leigh A. Wilson, President and Trustee

                  Pursuant to the requirements of the Securities Act, this registration statement has been signed below by the following persons in the capacities and on the date indicated:


                 Signature                                 Title                               Date
                 ---------                                 -----                               ----

/s/ Roger Noall                             Chairman of the Board and Trustee     July 27, 1999
---------------
     Roger Noall


/s/ Leigh A. Wilson                         Trustee                               July 27, 1999
-------------------
     Leigh A. Wilson


/s/ Joel B. Engle                           Treasurer                             July 27, 1999
-----------------
     Joel B. Engle


/s/ Harry Gazelle*                          Trustee                               July 27, 1999
-----------------
     Harry Gazelle


/s/ Thomas F. Morissey*                     Trustee                               July 27, 1999
-----------------------
     Thomas F. Morrissey


/s/ H. Patrick Swygert*                     Trustee                               July 27, 1999
-----------------------
     H. Patrick Swygert


/s/ Frank A. Weil*                          Trustee                               July 27, 1999
------------------
     Frank A. Weil


/s/ Eugene J. McDonald*                     Trustee                               July 27, 1999
-----------------------
     Eugene J. McDonald




--------------------------------
*
         By:      /s/ Carl Frischling
                  -------------------
                  Carl Frischling
                  Attorney-in-fact

                             THE VICTORY PORTFOLIOS

                                INDEX TO EXHIBITS

Item 23.

Exhibit Number

EX-99.B10               Consent of Kramer Levin Naftalis & Frankel LLP.
EX-99.B11               Consent of Arthur Andersen LLP.
EX.99.B27.1             Financial Data Schedules